Summary of significant accounting policies - Sales and marketing expenses (Details) - Sales and marketing expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Advertising and promotion expenses	¥ 4,283,366	¥ 3,297,560	¥ 5,401,408
Incentives to consumers and referral customers or consumers	¥ 3,403,793	¥ 2,778,465	¥ 7,465,226